Performance Management - AMERICAN HIGH-INCOME MUNICIPAL BOND FUND	Jul. 31, 2024
Prospectus [Line Items]
Performance Narrative [Text Block]	The “Indexes” table in the “Investment results” section of the American High-Income Municipal Bond Fund prospectus is amended in its entirety to read as follows:
Performance [Table]
Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.64%
Class F-2 annualized 30-day yield at July 31, 2024: 4.19% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

Performance Table Closing [Text Block]	Keep this supplement with your prospectus.
Thirty Day Yield Caption [Optional Text]	Class F-2 annualized 30-day yield at July 31, 2024:
Thirty Day Yield Phone	(800) 421-4225
Thirty Day Yield	4.19%
Performance Availability Website Address [Text]	capitalgroup.com